Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Total borrowings and financing (Note 17)	R$ 19,536,350	R$ 18,958,671	R$ 17,723,836	R$ 17,258,624
(-) Cash and cash equivalents (Note 7)	(838,484)	(1,867,485)
(-) Financial investments (Note 8)	(2,426,752)	(1,677,873)
Net debt	16,271,114	15,413,313
Total equity	29,857,376	27,333,533	R$ 24,931,859	R$ 22,793,704
Total (shareholders plus providers of capital)	R$ 46,128,490	R$ 42,746,846
Leverage ratio	35.00%	36.00%